Expense Example	Feb. 26, 2026 USD ($)
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	242
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
Invesco Comstock Contrarian Equity ETF | Invesco Comstock Contrarian Equity ETF | Invesco Comstock Contrarian Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	115
Invesco Core Fixed Income ETF | Invesco Core Fixed Income ETF | Invesco Core Fixed Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	88
Invesco Global Equity Net Zero ETF | Invesco Global Equity Net Zero ETF | Invesco Global Equity Net Zero ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Invesco Intermediate Municipal ETF | Invesco Intermediate Municipal ETF | Invesco Intermediate Municipal ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Invesco International Growth Focus ETF | Invesco International Growth Focus ETF | Invesco International Growth Focus ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Invesco Managed Futures Strategy ETF | Invesco Managed Futures Strategy ETF | Invesco Managed Futures Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	975
Invesco MSCI EAFE Income Advantage ETF | Invesco MSCI EAFE Income Advantage ETF | Invesco MSCI EAFE Income Advantage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	232
Expense Example, with Redemption, 10 Years	527
Invesco QQQ Hedged Advantage ETF | Invesco QQQ Hedged Advantage ETF | Invesco QQQ Hedged Advantage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	181
Expense Example, with Redemption, 10 Years	414
Invesco Rochester High Yield Municipal ETF | Invesco Rochester High Yield Municipal ETF | Invesco Rochester High Yield Municipal ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	504
Invesco S&P 500 Downside Hedged ETF | Invesco S&P 500 Downside Hedged ETF | Invesco S&P 500 Downside Hedged ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	549
Invesco S&P 500 Equal Weight Income Advantage ETF | Invesco S&P 500 Equal Weight Income Advantage ETF | Invesco S&P 500 Equal Weight Income Advantage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	403
Invesco Short Duration Total Return Bond ETF | Invesco Short Duration Total Return Bond ETF | Invesco Short Duration Total Return Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	173
Expense Example, with Redemption, 10 Years	392
Invesco SteelPath MLP & Energy Infrastructure ETF | Invesco SteelPath MLP & Energy Infrastructure ETF | Invesco SteelPath MLP & Energy Infrastructure ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Invesco Top QQQ ETF | Invesco Top QQQ ETF | Invesco Top QQQ ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	204
Expense Example, with Redemption, 10 Years	471
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF | Invesco Total Return Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	281
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381